Parent Company Financial Information - Schedule of Condensed Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense
Income tax benefit	$ (821)	$ (584)	$ (1,900)	$ (1,933)	$ (1,405)	$ (3,833)	$ (8,286)	$ (4,277)	$ (1,940)
Net income	$ 6,034	$ 7,524	$ 10,397	$ 9,126	$ 13,558	$ 19,523	44,013	$ 36,165	$ 26,499
Burke & Herbert Financial Services Corp.
Income
Dividends from bank subsidiary							5,936
Total Income							5,936
Expense
Salaries and employee benefit							426
Other operating expenses							568
Total Expense							994
Income (loss) before income tax benefit and equity in undistributed income of subsidiaries							4,942
Income tax benefit							209
Income (loss) before equity in undistributed income of subsidiaries							5,151
Equity in undistributed earnings of subsidiary							38,862
Net income							$ 44,013